Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2017
Aegon N.V [member]
Summary of Proposal for Profit Appropriation
	2017	2016
Final dividend on common shares	286	265
Earnings to be retained	2,183	172
Net income attributable to owners of Aegon N.V.	2,469	437